SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 24,669,133	$ 59,905,827	$ 84,859,915
Prepaid expenses and other current assets	12,073,226	7,847,794
Total current assets	68,183,878	95,639,967
TOTAL ASSETS	96,902,380	101,836,660
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Other current liabilities	655,614	609,533
Total current liabilities	110,245,500	62,332,734
Other non-current liabilities	459,435	595,563
TOTAL LIABILITIES	110,704,935	62,928,297
SHAREHOLDERS' EQUITY (DEFICIT):
Treasury shares	(4,672,334)	(1,063,547)
Additional paid-in capital	193,918,852	194,971,827
Accumulated deficit	(200,965,075)	(153,598,346)
Accumulated other comprehensive loss	(2,114,916)	(1,432,833)
Total shareholders' equity (deficit)	(13,802,555)	38,908,363	$ 84,322,795	$ (124,921,558)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	96,902,380	101,836,660
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	128,005	1,003,567
Prepaid expenses and other current assets	30,596	52,454
Total current assets	158,601	1,056,021
Advances to subsidiaries and VIEs	1,568,094	38,589,545
TOTAL ASSETS	1,726,695	39,645,566
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Deferred ADR reimbursement	136,129	136,129
Other current liabilities	140	5,511
Total current liabilities	136,269	141,640
Advances from subsidiaries and VIEs	14,909,907
Other non-current liabilities	483,074	595,563
TOTAL LIABILITIES	15,529,250	737,203
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	30,918	31,262
Treasury shares	(4,672,334)	(1,063,547)
Additional paid-in capital	193,918,852	194,971,827
Accumulated deficit	(200,965,075)	(153,598,346)
Accumulated other comprehensive loss	(2,114,916)	(1,432,833)
Total shareholders' equity (deficit)	(13,802,555)	38,908,363
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 1,726,695	$ 39,645,566